Interest Rate Swap	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Interest Rate Swap

7. Interest Rate Swap

Risk Management Objective of Using Derivatives

The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity and credit risk, primarily by managing the amount, sources and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s borrowings.

Cash Flow Hedges of Interest Rate Risk

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. During the three and six months ended June 30, 2012, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt pursuant to the Term Loan Facility. As of June 30, 2012, the Company had three outstanding interest rate derivatives with a combined notional of $640,000 that were designated as cash flow hedges of interest rate risk.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. Amounts reported in accumulated other comprehensive income related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. During the next twelve months, the Company estimates that an additional $1,156 will be reclassified as an increase to interest expense.

The following table summarizes the fair value of the Company’s derivative instruments at June 30, 2012 and December 31, 2011:

	Fair Values of Derivative Instruments Asset (Liability) Derivatives
	Balance Sheet Location	June 30, 2012	December 31, 2011
Derivatives designated as hedging instruments:
Interest rate swaps	Accrued expenses	$(2,555)	$—
Interest rate swaps	Other long-term liabilities	(1,156)	—

		$(3,711)	$—

Tabular Disclosure of the Effect of Derivative Instruments on the Statement of Operations

The effect of the derivative instruments on the accompanying unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2012 and 2011, respectively, is summarized in the following table:

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended June 30, 2012	Three Months Ended June 30, 2011	Six Months Ended June 30, 2012	Six Months Ended June 30, 2011
Derivatives in Cash Flow Hedging Relationships
Loss related to effective portion of derivative recognized in other comprehensive loss	$7,306	$—	$4,782	$—

Loss related to effective portion of derivative reclassified from accumulated other comprehensive loss to interest expense	$(645)	$(3,769)	$(1,070)	$(7,485)

Derivatives Not Designated as Hedging Instruments
Gain recognized in interest expense	$—	$2,608	$—	$5,163

Credit Risk-related Contingent Features

The Company has agreements with each of its derivative counterparties that contain a provision where if the Company defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default on its derivative obligations.

As of June 30, 2012 the termination value of derivatives in a net liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, related to these agreements was $4,420. If the Company had breached any of these provisions at June 30, 2012, it could have been required to settle its obligations under the agreements at this termination value.

10. Interest Rate Swap

The following table summarizes the fair value of the Company’s derivative instrument at December 31, 2011 and 2010, respectively:

	Fair Values of Derivative Instruments Asset (Liability) Derivatives
		Successor	Predecessor
	Balance Sheet Location	2011	2010
Derivatives designated as hedging instruments:
Interest rate swap	Accrued expenses	$—	$(10,738)

Cash Flow Hedging Relationships

In December 2006, the Company entered into an interest rate swap agreement, with an original maturity of December 2011, to reduce the variability of interest payments associated with its total long-term debt. The notional amount of the swap was $0 and $240,720 as of December 31, 2011 and 2010, respectively. Changes in the cash flows of this interest rate swap were intended to offset the changes in cash flows attributable to fluctuations in the variable base rates underlying the Company’s long-term debt obligations. In October 2010, the Company removed the designation of its prior interest rate swap as a cash flow hedge such that subsequent changes in fair value were recorded within interest expense. The amortization of the amounts reflected in other comprehensive income related to the discontinued cash flow hedges are reflected within interest expense in the accompanying consolidated statements of operations.

In connection with the 2011 Transactions, the prior interest rate swap was terminated. In January 2012, the Company executed three new interest rate swap agreements to reduce the variability of interest payments associated with the Term Loan Facility (See Note 23).

The effect of the derivative instrument on the accompanying consolidated statements of operations for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively, is summarized in the following table:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Derivatives in Cash Flow Hedging Relationships
Gain/(loss) related to effective portion of derivative recognized in other comprehensive loss	$—	$—	$6,690	$9,908

Gain/(loss) related to effective portion of derivative reclassified from accumulated other comprehensive loss to interest expense	$—	$(11,645)	$(22,309)	$(27,736)

Derivatives Not Designated as Hedging Instruments
Gain recognized in interest expense	$2,755	$7,983	$3,980	$—